Income Taxes (Tables)	12 Months Ended
Jan. 31, 2018
Income Tax Disclosure [Abstract]
Deferred tax assets and liabilities
Deferred tax assets and liabilities consisted of the following:

	January 31,
(in thousands)	2018	2017
Deferred tax assets:
Allowance for doubtful accounts	$19,325	$64,642
Deferred rent	5,839	9,185
Deferred gains on sale-leaseback transactions	1,598	3,014
Deferred revenue	1,240	1,695
Inventories	2,126	3,568
Stock-based compensation	1,439	1,840
State net operating loss carryforwards	1,207	992
State margin tax	—	1,039
Other	3,534	5,255
Total deferred tax assets	36,308	91,230
Deferred tax liabilities:
Vendor prepayments	(4,723)	(1,758)
Sales tax receivable	(3,649)	(7,481)
Property and equipment	(6,275)	(10,319)
Other	(96)	(230)
Total deferred tax liabilities	(14,743)	(19,788)
Net deferred tax asset	$21,565	$71,442

Components of provision (benefit) for income taxes
Provision for income taxes consisted of the following:

	Year ended January 31,
(in thousands)	2018	2017	2016
Current:
Federal	$(25,891)	$(11,251)	$32,820
State	1,184	3,519	2,242
Total current	(24,707)	(7,732)	35,062
Deferred:
Federal	49,536	(1,435)	(16,032)
State	342	212	(642)
Total deferred	49,878	(1,223)	(16,674)
Provision (benefit) for income taxes	$25,171	$(8,955)	$18,388

Reconciliation of tax provision at statutory rate
A reconciliation of the provision (benefit) for income taxes at the U.S. federal statutory tax rate and the total tax provision (benefit) for each of the periods presented in the statements of operations follows:

	Year ended January 31,
(in thousands)	2018	2017	2016
Income tax provision (benefit) at U.S. federal statutory rate (1)	$10,696	$(12,081)	$17,235
State income taxes, net of federal benefit	1,910	2,363	1,180
Deferred tax adjustment	—	771	—
Deferred tax adjustment due to Tax Act	13,387	—	—
Provision to return adjustments	(1,142)	—	—
Other	320	(8)	(27)
	$25,171	$(8,955)	$18,388